Mar. 01, 2019

FLEXSHARES TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

SUPPLEMENT DATED FEBRUARY 3, 2020 TO SUMMARY PROSPECTUSES,

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED

MARCH 1, 2019, AS SUPPLEMENTED

Additional Information Regarding Changes in the Investment Objectives, Underlying Indexes and

Principal Investment Strategies of Certain Funds

As disclosed in the supplement dated December 20, 2019, the Board of Trustees of FlexShares Trust approved changes to the investment objective, principal investment strategies and underlying index of both the FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Credit-Scored US Long Corporate Bond Index Fund. The effective date for such changes has been postponed from the open of markets on March 2, 2020 to the open of markets on March 16, 2020.